Debt - Summary of Long term Debt, Net of Current Portion (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Line Items]
Debt carrying amount	$ 3,331,483	$ 3,229,582	$ 3,254,543
Less: current portion	26,170	27,655	26,348
Less: debt issuance costs	17,964	29,840	46,730
Long-term debt, net of current portion	3,287,349	3,172,087	3,181,465
First Lien Term Loan
Debt Disclosure [Line Items]
Debt carrying amount	2,448,123	2,467,529	2,493,404
Second Lien Term Loan
Debt Disclosure [Line Items]
Debt carrying amount	760,000	760,000	760,000
Notes Payable And Deferred Obligations [Member]
Debt Disclosure [Line Items]
Debt carrying amount	3,360	$ 2,053	$ 1,139
Account Receivable Securitization Facility [Member]
Debt Disclosure [Line Items]
Debt carrying amount	$ 120,000